Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended		120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024		Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Dec. 16, 2016	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000024762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares — including sales load
Account Value	$ 8,845	$ 8,845	$ 8,845		$ 8,845	$ 8,462	$ 8,483	$ 10,168	$ 10,490	$ 9,725	$ 9,189	$ 9,601		$ 9,192	$ 8,947	$ 9,550
Average Annual Return, Percent	(0.13%)	(2.79%)			(1.22%)
C000024762 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares — excluding sales load
Average Annual Return, Percent	4.53%	(1.88%)			(0.76%)
C000024764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares — including sales load
Account Value	$ 8,713	$ 8,713	8,713		$ 8,713	8,336	8,356	10,104	10,497	9,799	9,323	9,821		9,471	9,298	10,000
Average Annual Return, Percent	2.70%	(2.60%)			(1.37%)
C000024764 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares — excluding sales load
Average Annual Return, Percent	3.70%	(2.60%)			(1.37%)
C000176365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 10,042	$ 10,042	$ 10,042		$ 10,042	9,596	9,584	11,463	11,798	10,897	10,270	10,708	$ 10,000
Average Annual Return, Percent	4.66%	(1.62%)	0.05%	[1]
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,302.40274	$ 10,302.40274	$ 10,302.40274		$ 10,302.40274	$ 9,845.401835	$ 9,648.036771	$ 11,598.32812	$ 11,993.12872	$ 11,066.09944	$ 10,211.61781	$ 10,508.18615	$ 10,000	$ 9,863.837845	$ 9,567.047	$ 10,000
Average Annual Return, Percent	4.64%	(1.42%)	0.78%	[1]	0.30%

[1]	The Fund’s Institutional Shares commenced operations on December 16, 2016.